WARRANTS - Common Stock Warrants Outstanding (Details) - $ / shares	Dec. 31, 2022	Sep. 16, 2022	Jul. 18, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,507,500
Exercise price of warrants (in dollars per share)	$ 11.50	$ 0.65
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	232,500		232,500
Exercise price of warrants (in dollars per share)	$ 11.50